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
                AIM COUNSELOR SERIES TRUST                                             AIM INVESTMENT FUNDS

       AIM Multi-Sector Fund - Institutional Class                      AIM Developing Markets Fund - Institutional Class
         Supplement dated December 8, 2005 to the                        AIM Trimark Endeavor Fund - Institutional Class
            Prospectus dated December 3, 2004                                 AIM Trimark Fund - Institutional Class
            as supplemented December 3, 2004,                         AIM Trimark Small Companies Fund - Institutional Class
       December29, 2004 (A), December 29, 2004 (B),                          Supplement dated December 8, 2005 to the
              March 2, 2005 and July 1, 2005                                    Prospectus dated October 25, 2005

                     AIM EQUITY FUNDS                                            AIM INVESTMENT SECURITIES FUNDS

     AIM Aggressive Growth Fund - Institutional Class                   AIM Global Real Estate Fund - Institutional Class
         AIM Blue Chip Fund - Institutional Class                           AIM High Yield Fund - Institutional Class
    AIM Capital Development Fund - Institutional Class                        AIM Income Fund - Institutional Class
          AIM Charter Fund - Institutional Class                      AIM Intermediate Government Fund - Institutional Class
       AIM Constellation Fund - Institutional Class                  AIM Limited Maturity Treasury Fund - Institutional Class
   AIM Diversified Dividend Fund - Institutional Class                     AIM Money Market Fund - Institutional Class
   AIM Large Cap Basic Value Fund - Institutional Class                     AIM Real Estate Fund - Institutional Class
     AIM Large Cap Growth Fund - Institutional Class                      AIM Short Term Bond Fund - Institutional Class
      AIM Mid Cap Growth Fund - Institutional Class                      AIM Total Return Bond Fund - Institutional Class
        AIM Weingarten Fund - Institutional Class                            Supplement dated December 8, 2005 to the
         Supplement dated December 8, 2005 to the                               Prospectus dated October 25, 2005
            Prospectus dated October 25, 2005
           as supplemented October 31, 2005 and                                          AIM SECTOR FUNDS
                    November 14, 2005
                                                                            AIM Technology Fund - Institutional Class
                     AIM FUNDS GROUP                                         Supplement dated December 8, 2005 to the
                                                                                  Prospectus dated July 29, 2005
      AIM Basic Balanced Fund - Institutional Class
       AIM Global Value Fund - Institutional Class                           AIM Utilities Fund - Institutional Class
AIM International Small Company Fund - Institutional Class                   Supplement dated December 8, 2005 to the
    AIM Mid Cap Basic Value Fund - Institutional Class                          Prospectus dated October 25, 2005
      AIM Premier Equity Fund - Institutional Class
     AIM Small Cap Equity Fund - Institutional Class                                     AIM STOCK FUNDS
         Supplement dated December 8, 2005 to the
            Prospectus dated October 25, 2005                                AIM Dynamics Fund - Institutional Class
            as supplemented October 25, 2005,                          AIM Small Company Growth Fund - Institutional Class
           November 9, 2005, November 14, 2005                             AIM S&P 500 Index Fund - Institutional Class
                   and December 7, 2005                                      Supplement dated December 8, 2005 to the
                                                                                Prospectus dated October 25, 2005
              AIM INTERNATIONAL MUTUAL FUNDS                                    as supplemented November 14, 2005

   AIM International Growth Fund - Institutional Class                                 AIM TAX-EXEMPT FUNDS
 AIM International Core Equity Fund - Institutional Class
         Supplement dated December 8, 2005 to the                      AIM Tax-Free Intermediate Fund - Institutional Class
           Prospectuses dated February 28, 2005                              Supplement dated December 8, 2005 to the
               as supplemented July 1, 2005                                       Prospectus dated July 29, 2005

Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION FEES" in the prospectus.


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